UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 3/31/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.8%

Consumer Discretionary – 12.4%
Auto Components - 1.4%
Fox Factory Holding [1]	5,300	$184,970
Motorcar Parts of America [1]	54,800	1,174,364
Sebang Global Battery	50,500	1,528,159
Standard Motor Products	50,860	2,419,410
Stoneridge [1]	7,500	207,000
Unique Fabricating	12,200	102,968

		5,616,871

Distributors - 0.6%
Fenix Parts [1,2]	440,800	167,725
Uni-Select	33,800	524,702
Weyco Group	54,300	1,824,480

		2,516,907

Diversified Consumer Services - 1.8%
American Public Education [1]	54,798	2,356,314
Aspen Group [1]	141,520	999,131
Collectors Universe [3]	108,200	1,699,822
Liberty Tax Cl. A	142,900	1,443,290
Universal Technical Institute [1]	270,000	793,800

		7,292,357

Hotels, Restaurants & Leisure - 1.4%
Century Casinos [1]	222,500	1,659,850
Del Taco Restaurants [1]	8,200	84,952
Lindblad Expeditions Holdings [1]	254,000	2,608,580
Lindblad Expeditions Holdings (Warrants) [1]	18,100	27,150
Red Lion Hotels [1]	115,500	1,126,125

		5,506,657

Household Durables - 3.0%
AV Homes [1]	82,000	1,521,100
Cavco Industries [1,3,4]	20,241	3,516,874
Ethan Allen Interiors [3]	18,100	415,395
Flexsteel Industries [3]	16,100	637,238
Lifetime Brands [3]	119,294	1,479,245
PICO Holdings [3,4]	142,000	1,625,900
Skyline Corporation [1]	63,700	1,401,400
Universal Electronics [1]	6,100	317,505
ZAGG [1]	121,600	1,483,520

		12,398,177

Internet & Direct Marketing Retail - 0.7%
FTD Companies [1]	67,200	244,608
Gaia Cl. A [1,3,4]	125,000	1,937,500
Yatra Online [1]	105,000	694,050

		2,876,158

Leisure Products - 0.7%
Clarus Corporation [1]	174,926	1,180,751
Nautilus [1]	118,500	1,593,825

		2,774,576

Media - 0.4%
McClatchy Company (The) Cl. A [1]	69,313	641,145
New Media Investment Group	66,200	1,134,668

		1,775,813

Multiline Retail - 0.0%
Tuesday Morning [1,3]	36,700	144,965

Specialty Retail - 1.3%
AutoCanada	115,200	1,988,627
Barnes & Noble Education [1]	80,000	551,200
Destination Maternity [1]	212,000	549,080
Destination XL Group [1]	50,000	87,500
Haverty Furniture	30,000	604,500
Kirkland’s [1]	11,000	106,590
MarineMax [1]	7,600	147,820
Sears Hometown and Outlet Stores [1]	269,700	809,100
Shoe Carnival [3]	21,028	500,467
Stage Stores [3]	15,000	32,700

		5,377,584

Textiles, Apparel & Luxury Goods - 1.1%
Crown Crafts	112,159	656,130
Culp	32,900	1,005,095
J.G. Boswell Company [2]	2,490	1,718,100
YGM Trading	1,482,000	1,126,813

		4,506,138

Total		50,786,203

Consumer Staples – 2.6%
Beverages - 0.2%
Crimson Wine Group [1,2]	58,124	574,265
Primo Water [1]	40,400	473,084

		1,047,349

Food & Staples Retailing - 0.1%
Centric Health [1]	807,600	288,350

Food Products - 2.2%
AGT Food and Ingredients	25,800	334,227
Farmer Bros. [1,3,4]	62,600	1,890,520
John B. Sanfilippo & Son [3,4]	17,800	1,030,086
Landec Corporation [1,3]	75,610	986,711
Seneca Foods Cl. A [1]	81,087	2,246,110
Seneca Foods Cl. B [1]	40,400	1,125,140
SunOpta [1]	176,281	1,251,595

		8,864,389

Household Products - 0.1%
Central Garden & Pet [1]	12,000	516,000

Total		10,716,088

Energy – 7.0%
Energy Equipment & Services - 3.4%
Aspen Aerogels [1]	94,985	405,586
CARBO Ceramics [1,3,4]	70,000	507,500
CES Energy Solutions	25,000	114,100
Dawson Geophysical [1]	73,654	496,428
Era Group [1]	329,800	3,083,630
Geospace Technologies [1,3]	9,500	93,765
Hornbeck Offshore Services [1,3,4]	460,000	1,338,600
Independence Contract Drilling [1]	134,400	508,032
Mammoth Energy Services [1]	9,900	317,394
Matrix Service [1,3]	33,700	461,690
Nabors Industries	34,000	237,660
Newpark Resources [1]	11,200	90,720
North American Energy Partners	50,000	265,000
Pioneer Energy Services [1,3]	245,600	663,120
Precision Drilling [1]	108,600	300,822
SEACOR Marine Holdings [1]	205,457	3,907,792
TerraVest Industries	109,000	835,891
Total Energy Services	25,700	274,285
Trican Well Service [1]	53,300	124,112

		14,026,127

Oil, Gas & Consumable Fuels - 3.6%
Ardmore Shipping [1]	199,300	1,514,680
Cross Timbers Royalty Trust	67,631	987,413
Dorchester Minerals L.P.	153,963	2,478,804
Dorian LPG [1]	148,138	1,109,554
GeoPark [1]	61,971	768,440
Hallador Energy	24,000	164,880
Hugoton Royalty Trust	287,574	201,302
Leucrotta Exploration [1]	489,800	615,885
Pacific Ethanol [1]	134,300	402,900
Panhandle Oil and Gas Cl. A	5,500	106,150
Permian Basin Royalty Trust	176,333	1,701,613
Sabine Royalty Trust	59,548	2,617,135
San Juan Basin Royalty Trust	143,407	1,132,915
StealthGas [1]	229,664	920,953

		14,722,624

Total		28,748,751

Financials – 14.8%
Banks - 2.5%
Bank of N.T. Butterfield & Son	43,810	1,966,193
Blue Hills Bancorp	50,000	1,042,500
Bryn Mawr Bank	25,000	1,098,750
Caribbean Investment Holdings [1]	735,635	206,465
Chemung Financial	31,000	1,440,570
Fauquier Bankshares	133,200	2,789,208
Live Oak Bancshares [3]	30,900	859,020
Midway Investments [1,5]	735,647	0
Peapack-Gladstone Financial	20,606	688,034

		10,090,740

Capital Markets - 9.4%
ASA Gold and Precious Metals	171,150	1,783,383
Ashford [1]	5,600	535,976
Banca Finnat Euramerica	568,000	313,592
Canaccord Genuity Group	203,300	1,093,545
Diamond Hill Investment Group [3]	3,584	740,311
Donnelley Financial Solutions [1]	50,000	858,500
Dundee Corporation Cl. A [1]	413,200	593,333
EQT Holdings	4,926	81,743
Fiera Capital Cl. A	78,000	665,363
Founders Advantage Capital	53,400	89,114
GAIN Capital Holdings [3]	25,000	168,750
Gluskin Sheff + Associates	67,400	762,752
GMP Capital	332,800	715,532
Great Elm Capital Group [1]	425,200	1,700,800
Hamilton Lane Cl. A [3]	32,300	1,202,529
INTL FCStone [1,3,4]	63,727	2,719,868
JZ Capital Partners [1]	209,999	1,399,446
Manning & Napier Cl. A	136,600	478,100
Medley Management Cl. A	153,400	874,380
MVC Capital	341,430	3,390,400
OHA Investment	59,761	83,666
Pzena Investment Management Cl. A	6,100	67,893
Queen City Investments [2]	948	1,118,640
Silvercrest Asset Management Group Cl. A	203,300	3,090,160
Sprott	1,414,533	3,414,598
U.S. Global Investors Cl. A [3]	439,454	1,111,819
Urbana Corporation	237,600	610,437
Value Line	136,074	2,490,154
Virtu Financial Cl. A [3]	107,800	3,557,400
Warsaw Stock Exchange	52,900	639,004
Westaim Corporation [1]	45,000	98,847
Westwood Holdings Group [3]	12,400	700,476
ZAIS Group Holdings Cl. A [1,3]	262,960	1,064,988

		38,215,499

Consumer Finance - 0.7%
Currency Exchange International [1]	7,000	149,959
EZCORP Cl. A [1,3,4]	201,000	2,653,200

		2,803,159

Diversified Financial Services - 0.1%
Waterloo Investment Holdings [1,5]	806,000	241,800

Insurance - 1.3%
Atlas Financial Holdings [1]	22,000	227,700
Hallmark Financial Services [1,3,4]	114,000	1,016,880
Heritage Insurance Holdings	6,600	100,056
State Auto Financial	59,264	1,693,172
Trupanion [1,3]	82,300	2,459,947

		5,497,755

Investment Companies - 0.8%
Social Capital Hedosophia Holdings [1]	340,168	3,411,885

Total		60,260,838

Health Care – 13.7%
Biotechnology - 4.8%
Abeona Therapeutics [1,3]	142,221	2,040,871
Aquinox Pharmaceuticals [1,3]	145,397	2,047,190
ARCA biopharma [1]	326,147	162,878
Arcturus Therapeutics [1]	106,436	585,398
BioCryst Pharmaceuticals [1]	144,000	686,880
CareDx [1]	56,000	446,320
Idera Pharmaceuticals [1]	464,490	854,662
Invitae Corporation [1]	156,412	733,572
Keryx Biopharmaceuticals [1,3]	117,725	481,495
Kindred Biosciences [1]	126,000	1,089,900
Knight Therapeutics [1]	187,000	1,124,889
Mirati Therapeutics [1]	61,100	1,875,770
Sangamo Therapeutics [1]	39,850	757,150
Stemline Therapeutics [1]	6,800	104,040
Theratechnologies [1]	10,000	72,418
Zafgen [1]	465,381	3,467,089
Zealand Pharma [1]	187,900	2,903,415
Zealand Pharma ADR [1]	10,000	150,200

		19,584,137

Health Care Equipment & Supplies - 4.8%
Analogic Corporation	18,200	1,745,380
AtriCure [1,3]	15,000	307,800
Atrion Corporation	6,169	3,894,490
Chembio Diagnostics [1]	33,300	266,400
CRH Medical [1]	133,000	336,539
CryoLife [1]	4,600	92,230
GenMark Diagnostics [1]	35,900	195,296
Inogen [1]	5,400	663,336
Invacare Corporation [3]	54,100	941,340
Invuity [1]	13,400	51,590
LeMaitre Vascular	5,000	181,150
OraSure Technologies [1,3]	50,000	844,500
OrthoPediatrics Corporation [1]	33,300	501,498
STRATEC Biomedical	14,000	1,266,006
Surmodics [1]	125,892	4,790,190
TearLab Corporation [1,2]	8,500	2,210
Utah Medical Products	34,000	3,360,900

		19,440,855

Health Care Providers & Services - 2.2%
AAC Holdings [1]	89,400	1,026,312
Aceto Corporation	79,600	604,960
BioTelemetry [1]	47,700	1,481,085
Cross Country Healthcare [1]	150,800	1,675,388
National Research Cl. A	89,529	2,618,723
Psychemedics Corporation [3]	37,500	775,500
U.S. Physical Therapy	10,000	813,000

		8,994,968

Health Care Technology - 0.7%
Connecture [1,2]	20,000	7,000
Tabula Rasa HealthCare [1]	50,000	1,940,000
Vocera Communications [1]	33,100	775,202

		2,722,202

Life Sciences Tools & Services - 0.4%
NeoGenomics [1]	125,000	1,020,000
Quanterix Corporation [1]	45,500	775,320

		1,795,320

Pharmaceuticals - 0.8%
Agile Therapeutics [1,3,4]	80,000	205,600
Corium International [1]	4,900	56,203
Flex Pharma [1]	328,620	1,643,100
Theravance Biopharma [1]	59,009	1,430,968

		3,335,871

Total		55,873,353

Industrials – 21.1%
Aerospace & Defense - 0.5%
Astronics Corporation [1]	2,460	91,758
CPI Aerostructures [1]	11,800	115,050
FLYHT Aerospace Solutions [1]	191,680	238,047
Innovative Solutions and Support [1]	142,828	504,183
Mercury Systems [1,3,4]	20,100	971,232
SIFCO Industries [1]	45,800	252,903

		2,173,173

Building Products - 1.3%
Burnham Holdings Cl. A [2]	117,000	1,766,700
CSW Industrials [1]	20,000	901,000
DIRTT Environmental Solutions [1]	96,000	368,844
Insteel Industries	44,200	1,221,246
Patrick Industries [1]	17,250	1,066,912

		5,324,702

Commercial Services & Supplies - 2.4%
Atento	206,701	1,612,268
Civeo Corporation [1]	150,000	565,500
CompX International Cl. A	78,200	1,079,160
Heritage-Crystal Clean [1,3,4]	223,477	5,262,883
Hudson Technologies [1]	50,000	247,000
InnerWorkings [1]	30,400	275,120
Team [1,3]	57,500	790,625

		9,832,556

Construction & Engineering - 2.7%
Ameresco Cl. A [1]	251,400	3,268,200
IES Holdings [1]	220,000	3,333,000
Infrastructure and Energy Alternatives [1]	120,000	1,053,000
Layne Christensen [1,3,4]	50,000	746,000
Northwest Pipe [1,3]	61,600	1,065,680
NV5 Global [1,3]	27,400	1,527,550

		10,993,430

Electrical Equipment - 0.9%
Encore Wire [3]	4,100	232,470
LSI Industries	147,412	1,195,511
Powell Industries	21,400	574,376
Power Solutions International [1,2,3,4]	21,100	156,140
Preformed Line Products	20,743	1,350,162
Revolution Lighting Technologies [1,3,4]	81,200	278,516

		3,787,175

Industrial Conglomerates - 0.9%
Raven Industries [3]	102,559	3,594,693

Machinery - 7.6%
CIRCOR International [1,3]	55,800	2,380,428
Eastern Company (The)	39,750	1,132,875
Exco Technologies	85,400	602,543
Foster (L.B.) Company [1,3,4]	95,300	2,244,315
FreightCar America [1]	86,500	1,159,100
Global Brass and Copper Holdings	5,000	167,250
Graham Corporation [3,4]	75,150	1,609,713
Harsco Corporation [1]	4,400	90,860
Hurco Companies	36,866	1,692,149
Kadant	49,800	4,706,100
Kornit Digital [1]	39,800	513,420
Lindsay Corporation [3]	32,600	2,980,944
Luxfer Holdings [3]	59,712	764,314
Lydall [1]	1,800	86,850
NN	45,300	1,087,200
Sun Hydraulics	74,000	3,963,440
Tennant Company	34,400	2,328,880
Titan International	212,200	2,675,842
Westport Fuel Systems [1]	377,900	827,601

		31,013,824

Marine - 1.2%
Clarkson	109,900	4,659,987

Professional Services - 1.5%
Acacia Research [1,3]	190,000	665,000
CBIZ [1]	47,000	857,750
Franklin Covey [1]	40,100	1,078,690
GP Strategies [1]	7,600	172,140
Heidrick & Struggles International	46,300	1,446,875
IBI Group [1]	84,500	475,511
Kforce [3]	2,800	75,740
Resources Connection	11,200	181,440
RPX Corporation	96,000	1,026,240

		5,979,386

Road & Rail - 0.7%
Marten Transport	5,500	125,400
Patriot Transportation Holding [1,3]	55,764	1,034,980
Universal Logistics Holdings [3]	77,600	1,641,240

		2,801,620

Trading Companies & Distributors - 1.4%
Central Steel & Wire [2]	788	370,368
EnviroStar [3,4]	74,400	2,920,200
Houston Wire & Cable [1]	331,418	2,427,637

		5,718,205

Total		85,878,751

Information Technology – 21.6%
Communications Equipment - 0.6%
ADTRAN [3]	23,300	362,315
Clearfield [1]	61,300	790,770
EMCORE Corporation [1]	8,300	47,310
Harmonic [1]	147,000	558,600
Oclaro [1]	32,600	311,656
PCTEL	34,100	244,838

		2,315,489

Electronic Equipment, Instruments & Components - 7.4%
Airgain [1,3]	8,200	63,468
Bel Fuse Cl. A	67,705	1,117,132
eMagin Corporation [1]	125,000	181,250
eMagin Corporation (Warrants) [1,5]	50,000	0
ePlus [1]	3,000	233,100
Fabrinet [1]	2,200	69,036
FARO Technologies [1,3,4]	76,800	4,485,120
Firan Technology Group [1]	25,000	57,244
HollySys Automation Technologies	51,900	1,282,968
Inficon Holding	3,220	1,980,999
LightPath Technologies Cl. A [1]	50,000	110,000
Littelfuse	1,264	263,139
LRAD Corporation [1]	853,456	1,962,949
Mesa Laboratories [3]	45,400	6,739,176
Novanta [1]	37,600	1,960,840
Orbotech [1,3,4]	87,000	5,409,660
PC Connection	43,716	1,092,900
Perceptron [1]	8,500	72,675
Richardson Electronics	316,900	2,519,355
Rogers Corporation [1,3]	600	71,724
Vishay Precision Group [1]	10,000	311,500

		29,984,235

Internet Software & Services - 4.9%
Amber Road [1]	25,000	222,500
Care.com [1,3,4]	171,787	2,794,974
comScore [1,2]	64,195	1,534,261
Etsy [1,3]	80,300	2,253,218
IZEA [1,3,4]	85,870	314,284
Leaf Group [1]	64,500	454,725
MINDBODY Cl. A [1]	38,900	1,513,210
QuinStreet [1]	264,550	3,378,304
Real Matters [1]	255,000	1,442,892
Reis [3]	25,000	536,250
Solium Capital [1]	317,500	2,752,726
Stamps.com [1]	12,300	2,472,915
Support.com [1]	105,600	291,456

		19,961,715

IT Services - 0.6%
Computer Task Group [1,3]	150,838	1,235,363
Conduent [1]	30,000	559,200
Hackett Group (The)	27,700	444,862
Innodata [1]	354,275	382,617

		2,622,042

Semiconductors & Semiconductor Equipment - 4.9%
Alpha & Omega Semiconductor [1]	3,300	50,985
Amtech Systems [1,3]	92,184	674,787
Brooks Automation	91,500	2,477,820
CyberOptics Corporation [1]	43,000	774,000
Everspin Technologies [1]	5,900	44,545
FormFactor [1]	22,869	312,162
Intermolecular [1]	240,000	314,400
Kopin Corporation [1]	242,200	755,664
Kulicke & Soffa Industries [1]	77,200	1,930,772
Nanometrics [1]	64,600	1,737,740
NeoPhotonics Corporation [1,3]	51,300	351,405
Nova Measuring Instruments [1]	68,000	1,844,840
PDF Solutions [1]	189,700	2,211,902
Photronics [1]	231,900	1,913,175
Rudolph Technologies [1]	52,100	1,443,170
Silicon Motion Technology ADR	34,100	1,640,892
Ultra Clean Holdings [1,3]	49,900	960,575
Veeco Instruments [1,3]	17,500	297,500
Xcerra Corporation [1]	15,600	181,740

		19,918,074

Software - 2.1%
Agilysys [1]	170,587	2,033,397
American Software Cl. A	120,352	1,564,576
BSQUARE Corporation [1]	83,675	355,619
Computer Modelling Group	337,700	2,435,078
Monotype Imaging Holdings	15,000	336,750
PSI Software	23,000	488,287
RealNetworks [1]	100,171	306,523
Redknee Solutions [1]	150,000	122,250
Rubicon Project [1]	75,000	135,000
SeaChange International [1]	284,200	770,182
Varonis Systems [1]	2,600	157,300

		8,704,962

Technology Hardware, Storage & Peripherals - 1.1%
AstroNova	5,300	82,150
Cray [1]	19,700	407,790
Intevac [1]	301,800	2,082,420
Kortek	135,007	1,785,113
USA Technologies [1]	12,300	110,700

		4,468,173

Total		87,974,690

Materials – 5.7%
Chemicals - 2.2%
Balchem Corporation	11,775	962,606
FutureFuel Corporation	85,262	1,022,292
LSB Industries [1]	135,800	832,454
OMNOVA Solutions [1]	25,000	262,500
Quaker Chemical [3]	24,400	3,614,372
Rayonier Advanced Materials	50,000	1,073,500
Trecora Resources [1]	89,600	1,218,560

		8,986,284

Construction Materials - 0.3%
Monarch Cement [2]	16,303	1,219,464
U.S. Concrete [1]	2,500	151,000

		1,370,464

Containers & Packaging - 0.3%
UFP Technologies [1]	36,445	1,075,127

Metals & Mining - 2.9%
Alamos Gold Cl. A	186,044	967,513
Ampco-Pittsburgh [1]	79,002	703,118
Haynes International [3]	27,400	1,016,814
Hudbay Minerals	62,200	441,620
Imdex [1]	750,666	687,387
MAG Silver [1]	154,050	1,501,987
Major Drilling Group International [1]	921,657	4,764,416
Olympic Steel	35,000	717,850
Pretium Resources [1]	80,000	531,533
Universal Stainless & Alloy Products [1]	15,300	420,750
Victoria Gold [1]	890,000	248,690

		12,001,678

Total		23,433,553

Real Estate – 4.2%
Equity Real Estate Investment Trusts (REITs) - 0.3%
BRT Apartments	101,331	1,190,639

Real Estate Management & Development - 3.9%
Altus Group	87,000	2,202,771
FRP Holdings [1,3,4]	76,500	4,284,000
Griffin Industrial Realty	34,784	1,305,444
Hopefluent Group Holdings	400,000	192,679
Marcus & Millichap [1,3]	49,567	1,787,386
RMR Group Cl. A	34,900	2,441,255
Tejon Ranch [1,3]	154,994	3,581,911

		15,795,446

Total		16,986,085

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.2%
ORBCOMM [1]	67,100	628,727

Total		628,727

Utilities – 0.5%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	361,789

Independent Power & Renewable Electricity Producer - 0.0%
Innergex Renewable Energy	15,573	159,193

Water Utilities - 0.4%
AquaVenture Holdings [1]	50,000	621,000
Global Water Resources	106,000	950,820

		1,571,820

Total		2,092,802

TOTAL COMMON STOCKS
(Cost $344,745,427)		423,379,841

REPURCHASE AGREEMENT – 7.6%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $31,258,972 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $31,888,347)
(Cost $31,258,000)		31,258,000

TOTAL INVESTMENTS – 111.4%
(Cost $376,003,427)		454,637,841

LIABILITIES LESS CASH
AND OTHER ASSETS – (11.4)%		(46,613,702)

NET ASSETS – 100.0%		$408,024,139

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2018. Total market value of pledged securities at March 31, 2018, was $75,622,216.
[4]	At March 31, 2018, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $39,295,568.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $377,407,735. At March 31, 2018, net unrealized appreciation for all securities was $77,230,106, consisting of aggregate gross unrealized appreciation of $127,070,132 and aggregate gross unrealized depreciation of $49,840,026. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3	–	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$394,882,286	$28,255,755	$241,800	$423,379,841
Cash Equivalents	–	31,258,000	–	31,258,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2018, securities valued at $1,333,278 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of		Realized	Unrealized
	12/31/17	Purchases	Gain (Loss)	Gain (Loss)	Balance as of 3/31/18

Common Stocks	$241,800	$0	$–	$–	$241,800

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	3/31/18	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input[1]

		Discounted Present Value
Common Stocks	$241,800	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2018, the Fund has outstanding borrowings of $45,000,000. During the period ended March 31, 2018, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Micro-Cap Trust, Inc.

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Micro-Cap Trust, Inc.

Date: May 29, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Micro-Cap Trust, Inc.

Date: May 29, 2018